October 15, 1996
                       THE DREYFUS/LAUREL FUNDS, INC.--
                        DREYFUS BOND MARKET INDEX FUND
                           SUPPLEMENT TO PROSPECTUS
                           DATED FEBRUARY 28, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES."
        The DDA number for payment transmitted by wire to Boston Safe Deposit and Trust Company for purchase of Institutional or Retail shares of the Fund in your name is as follows:
                                  DDA# 044210
The wire must indicate which Class of shares is being purchased and must include the other required information with respect to wire payments set forth under "How to Buy Fund Shares" in the Fund's Prospectus.
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        Effective July 15, 1996, the Fund's Class R shares will be redesignated as "Retail shares" and the Retail shares will be offered to any investor. Also effective July 15, 1996, the Fund's Investor shares will be redesignated as "Institutional shares" and the Institutional shares will be offered only to clients of banks, securities brokers or dealers and other financial institutions (collectively, "Agents") that have entered into a Selling Agreement with the Fund's distributor and omnibus accounts held by institutions that provide sub-accounting or recordkeeping services to their clients. You should consult your Agent to determine which class of shares will be offered by the Agent. Unless the Fund is otherwise instructed, new purchases or exchanges by existing shareholders will be in the same class of shares that the shareholder then holds.
        The information in Items I-IV below will become effective on July 15, 1996. With regard to Items I-III below, a sales load may be charged with respect to exchanges of Fund shares into, or investments in, funds sold with a sales load. With regard to Items I and II below, with respect to Retail shares or

                         (CONTINUED ON REVERSE SIDE)
Institutional shares held by Retirement Plans, exchanges may be made only between a shareholder's Retirement Plan account in one fund and such shareholder's Retirement Plan account in another fund.
I. The following information supersedes and replaces the information in the first sentence of the first paragraph contained in the section in the Fund's Prospectus entitled "Shareholder Services _ Fund Exchanges."
        You may purchase, in exchange for shares of a Class, shares of certain other eligible funds managed or administered by Dreyfus, to the extent such shares are offered for sale in your state of residence.
II. The following information supersedes and replaces the information in the first sentence in the section of the Fund's Prospectus entitled "Shareholder Services _ Dreyfus Auto-Exchange Privilege."
        Dreyfus Auto-Exchange Privilege enables you to invest regularly (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, in shares of certain other eligible funds in the Dreyfus Family of Funds of which you are currently an investor.
III.The following information supersedes and replaces the information in the first sentence of the first paragraph contained in the section in the Fund's Prospectus entitled "Shareholder Services _ Dreyfus Dividend Options."
        Dreyfus Dividend Sweep enables you to invest automatically dividends or dividends and capital gain distributions, if any, paid by the Fund in shares of certain other eligible funds in the Dreyfus Family of Funds of which you are an investor.
IV. The following information supersedes and replaces the information in the first sentence in the section of the Fund's Prospectus entitled "Shareholder Services _ Dreyfus Step Program."
        Dreyfus Step Program enables you to purchase Retail shares without regard to the Fund's minimum initial investment requirements through Dreyfus-A UTOMATIC Asset Builder, Dreyfus Government Direct Deposit Privilege or
Dreyfus Payroll Savings Plan.
                                                                310/710s101596




                                                              October 15, 1996
                      THE DREYFUS/LAUREL FUNDS, INC. --
                    DREYFUS DISCIPLINED MIDCAP STOCK FUND
                          SUPPLEMENT TO PROSPECTUS
                             DATED MARCH 1, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY
INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW
TO BUY FUND SHARES."
        The DDA number for payment transmitted by wire to Boston Safe Deposit and Trust Company for purchase of Institutional or Retail shares of the Fund in your name is as follows:
                                  DDA# 044210
The wire must indicate which Class of shares is being purchased and must include the other required information with respect to wire payments set forth under "How to Buy Fund Shares" in the Fund's Prospectus.
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        Effective July 15, 1996, the Fund's Class R shares will be redesignated as "Retail shares" and the Retail shares will be offered to any investor. Also effective July 15, 1996, the Fund's Investor shares will be redesignated as "Institutional shares" and the Institutional shares will be offered only to clients of banks, securities brokers or dealers and other financial institutions (collectively, "Agents") that have entered into a Selling Agreement with the Fund's distributor and omnibus accounts held by institutions that provide subaccounting or recordkeeping services to their clients. You should consult your Agent to determine which class of shares will be offered by the Agent. Unless the Fund is otherwise instructed, new purchases or exchanges by existing shareholders will be in the same class of shares that the shareholder then holds.
        THE INFORMATION IN ITEMS I-IV BELOW WILL BECOME EFFECTIVE ON JULY 15, 1996. WITH REGARD TO ITEMS I-III BELOW, A SALES LOAD MAY BE CHARGED WITH RESPECT TO EXCHANGES OF FUND SHARES INTO, OR INVESTMENTS IN, FUNDS SOLD WITH
A SALES LOAD. WITH REGARD TO ITEMS I AND II

                         (CONTINUED ON REVERSE SIDE)
BELOW, WITH RESPECT TO RETAIL SHARES OR INSTITUTIONAL SHARES HELD BY RETIREMENT PLANS, EXCHANGES MAY BE MADE ONLY BETWEEN A SHAREHOLDER'S RETIREMENT PLAN ACCOUNT IN ONE FUND AND SUCH SHAREHOLDER'S RETIREMENT PLAN ACCOUNT IN ANOTHER FUND.
I.    THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN
THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "SHAREHOLDER SERVICES -- FUND EXCHANGES."
        You may purchase, in exchange for shares of a Class, shares of certain other eligible funds managed or administered by Dreyfus, to the extent such shares offered for sale in your state of residence.
II. THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN THE FIRST SENTENCE IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "SHAREHOLDER SERVICES -- DREYFUS AUTO-EXCHANGE PRIVILEGE."
        Dreyfus Auto-Exchange Privilege enables you to invest regularly (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, in shares of certain other eligible funds in the Dreyfus Family of Funds of which you are currently an investor.
III.THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "SHAREHOLDER SERVICES -- DREYFUS DIVIDEND OPTIONS."
        Dreyfus Dividend Sweep enables you to invest automatically dividends or dividends and capital gain distributions, if any, paid by the Fund in shares of certain other eligible funds in the Dreyfus Family of Funds of which you are an investor.
IV. THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN THE FIRST SENTENCE IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "SHAREHOLDER SERVICES -- DREYFUS STEP PROGRAM."
        DreyfusStep Program enables you to purchase Retail shares without regard to the Fund's minimum initial investment requirements through Dreyfus-A UTOMATIC Asset Builder, Dreyfus Government Direct Deposit Privilege or
Dreyfus Payroll Savings Plan.
                                                                330/730s101596



                                                              October 15, 1996
                         THE DREYFUS/LAUREL FUNDS, INC.-
                         DREYFUS DISCIPLINED STOCK FUND
                            SUPPLEMENT TO PROSPECTUS
                            DATED FEBRUARY 28, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW
TO BUY FUND SHARES."
        The DDA number for payment transmitted by wire to Boston Safe Deposit and Trust Company for purchase of Institutional or Retail shares of the Fund in your name is as follows:
                                   DDA# 044210
The wire must indicate which Class of shares is being purchased and must include the other required information with respect to wire payments set forth under "How to Buy Fund Shares" in the Fund's Prospectus.
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        Effective July 15, 1996, the Fund's Class R shares will be redesignated as "Retail shares" and the Retail shares will be offered to any investor. Also effective July 15, 1996, the Fund's Investor shares will be redesignated as "Institutional shares" and the Institutional shares will be offered only to clients of banks, securities brokers or dealers and other financial institutions (collectively, "Agents") that have entered into a Selling Agreement with the Fund's distributor and omnibus accounts held by institutions that provide sub-accounting or recordkeeping services to their clients. You should consult your Agent to determine which class of shares will be offered by the Agent. Unless the Fund is otherwise instructed, new purchases or exchanges by existing shareholders will be in the same class of shares that the shareholder then holds.
        THE INFORMATION IN ITEMS I-IV BELOW WILL BECOME EFFECTIVE ON JULY 15, 1996. WITH REGARD TO ITEMS I-III BELOW, A SALES LOAD MAY BE CHARGED WITH RESPECT TO EXCHANGES OF FUND SHARES INTO, OR INVESTMENTS IN, FUNDS SOLD WITH
A SALES LOAD. WITH REGARD TO ITEMS I AND II BELOW, WITH RESPECT TO RETAIL SHARES OR

                           (CONTINUED ON REVERSE SIDE)
INSTITUTIONAL SHARES HELD BY RETIREMENT PLANS, EXCHANGES MAY BE MADE ONLY BETWEEN A SHAREHOLDER'S RETIREMENT PLAN ACCOUNT IN ONE FUND AND SUCH SHAREHOLDER'S RETIREMENT PLAN ACCOUNT IN ANOTHER FUND.
I.    THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN
THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "SHAREHOLDER SERVICES-FUND EXCHANGES."
        You may purchase, in exchange for shares of a Class, shares of certain other eligible funds managed or administered by Dreyfus, to the extent such shares are offered for sale in your state of residence.
II. THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN THE FIRST SENTENCE IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "SHAREHOLDER SERVICES-DREYFUS AUTO-EXCHANGE PRIVILEGE."
        Dreyfus Auto-Exchange Privilege enables you to invest regularly (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, in shares of certain other eligible funds in the Dreyfus Family of Funds of which you are currently an investor.
III.THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "SHAREHOLDER SERVICES-DREYFUS DIVIDEND OPTIONS."
        Dreyfus Dividend Sweep enables you to invest automatically dividends or dividends and capital gain distributions, if any, paid by the Fund in shares of certain other eligible funds in the Dreyfus Family of Funds of which you are an investor.
IV. THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN THE FIRST SENTENCE IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "SHAREHOLDER SERVICES-DREYFUS STEP PROGRAM."
        Dreyfus Step Program enables you to purchase Retail shares without regard to the Fund's minimum initial investment requirements through Dreyfus-A UTOMATIC Asset Builder, Dreyfus Government Direct Deposit Privilege or
Dreyfus Payroll Savings Plan.
                                                                328/728s101596



                                                              October 15, 1996
                      THE DREYFUS/LAUREL FUNDS, INC. --
                    DREYFUS DISCIPLINED EQUITY INCOME FUND
                         SUPPLEMENT TO PROSPECTUS
                            DATED MARCH 1, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW
TO BUY FUND SHARES."
        The DDA number for payment transmitted by wire to Boston Safe Deposit and Trust Company for purchase of Institutional or Retail shares of the Fund in your name is as follows:
                                  DDA# 044210
The wire must indicate which Class of shares is being purchased and must include the other required information with respect to wire payments set forth under "How to Buy Fund Shares" in the Fund's Prospectus.
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        Effective July 15, 1996, the Fund's Class R shares will be redesignated as "Retail shares" and the Retail shares will be offered to any investor. Also effective July 15, 1996, the Fund's Investor shares will be redesignated as "Institutional shares" and the Institutional shares will be offered only to clients of banks, securities brokers or dealers and other financial institutions (collectively, "Agents") that have entered into a Selling Agreement with the Fund's distributor and omnibus accounts held by institutions that provide subaccounting or recordkeeping services to their clients. You should consult your Agent to determine which class of shares will be offered by the Agent. Unless the Fund is otherwise instructed, new purchases or exchanges by existing shareholders will be in the same class of shares that the shareholder then holds.
        THE INFORMATION IN ITEMS I-IV BELOW WILL BECOME EFFECTIVE ON JULY 15, 1996. WITH REGARD TO ITEMS I-III BELOW, A SALES LOAD MAY BE CHARGED WITH RESPECT TO EXCHANGES OF FUND SHARES INTO, OR INVESTMENTS IN, FUNDS SOLD WITH
A SALES LOAD. WITH REGARD TO ITEMS I AND II

                            (CONTINUED ON REVERSE SIDE)
BELOW, WITH RESPECT TO RETAIL SHARES OR INSTITUTIONAL SHARES HELD BY RETIREMENT PLANS, EXCHANGES MAY BE MADE ONLY BETWEEN A SHAREHOLDER'S RETIREMENT PLAN ACCOUNT IN ONE FUND AND SUCH SHAREHOLDER'S RETIREMENT PLAN ACCOUNT IN ANOTHER FUND.
I.    THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN
THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "SHAREHOLDER SERVICES -- FUND EXCHANGES."
        You may purchase, in exchange for shares of a Class, shares of certain other eligible funds managed or administered by Dreyfus, to the extent such shares offered for sale in your state of residence.
II. THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN THE FIRST SENTENCE IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "SHAREHOLDER SERVICES -- DREYFUS AUTO-EXCHANGE PRIVILEGE."
        Dreyfus Auto-Exchange Privilege enables you to invest regularly (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, in shares of certain other eligible funds in the Dreyfus Family of Funds of which you are currently an investor.
III.THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "SHAREHOLDER SERVICES -- DREYFUS DIVIDEND OPTIONS."
        Dreyfus Dividend Sweep enables you to invest automatically dividends or dividends and capital gain distributions, if any, paid by the Fund in shares of certain other eligible funds in the Dreyfus Family of Funds of which you are an investor.
IV. THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN THE FIRST SENTENCE IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "SHAREHOLDER SERVICES -- DREYFUS STEP PROGRAM."
        DreyfusStep Program enables you to purchase Retail shares without regard to the Fund's minimum initial investment requirements through Dreyfus-A UTOMATIC Asset Builder, Dreyfus Government Direct Deposit Privilege or
Dreyfus Payroll Savings Plan.
                                                                318/718s101596



                                                              October 15, 1996
                       THE DREYFUS/LAUREL FUNDS, INC.--
                       DREYFUS DISCIPLINED INTERMEDIATE
                                 BOND FUND
                          SUPPLEMENT TO PROSPECTUS
                             DATED JULY 1, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY
INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW
TO BUY FUND SHARES."
        The DDA number for payment transmitted by wire to Boston Safe Deposit and Trust Company for purchase of Institutional or Retail shares of the Fund in your name is as follows:
                                 DDA# 044210
The wire must indicate which Class of shares is being purchased and must include the other required information with respect to wire payments set forth under "How to Buy Fund Shares" in the Fund's Prospectus.
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        Effective July 15, 1996, the Fund's Class R shares will be redesignated as "Retail shares" and the Retail shares will be offered to any investor. Also effective July 15, 1996, the Fund's Investor shares will be redesignated as "Institutional shares" and the Institutional shares will be offered only to clients of banks, securities brokers or dealers and other financial institutions (collectively, "Agents") that have entered into a Selling Agreement with the Fund's distributor and omnibus accounts held by institutions that provide sub-accounting or recordkeeping services to their clients. You should consult your Agent to determine which class of shares will be offered by the Agent. Unless the Fund is otherwise instructed, new purchases or exchanges by existing shareholders will be in the same class of shares that the shareholder then holds.
        The information in Items I-IV below will become effective on July 15, 1996. With regard to Items I-III below, a sales load may be charged with respect to exchanges of Fund shares into, or investments in, funds sold with a sales load. With regard to Items I and II

                        (CONTINUED ON REVERSE SIDE)
below, with respect to Retail shares or Institutional shares held by Retirement Plans, exchanges may be made only between a shareholder's Retirement Plan account in one fund and such shareholder's Retirement Plan account in another fund.
I. The following information supersedes and replaces the information in the first sentence of the first paragraph contained in the section in the Fund's Prospectus entitled "Shareholder Services _ Fund Exchanges."
        You may purchase, in exchange for shares of a Class, shares of certain other eligible funds managed or administered by Dreyfus, to the extent such shares are offered for sale in your state of residence.
II. The following information supersedes and replaces the information in the first sentence in the section of the Fund's Prospectus entitled "Shareholder Services _ Dreyfus Auto-Exchange Privilege."
        Dreyfus Auto-Exchange Privilege enables you to invest regularly (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, in shares of certain other eligible funds in the Dreyfus Family of Funds of which you are currently an investor.
III.The following information supersedes and replaces the information in the first sentence of the first paragraph contained in the section in the Fund's Prospectus entitled "Shareholder Services _ Dreyfus Dividend Options."
        Dreyfus Dividend Sweep enables you to invest automatically dividends or dividends and capital gain distributions, if any, paid by the Fund in shares of certain other eligible funds in the Dreyfus Family of Funds of which you are an investor.
IV. The following information supersedes and replaces the information in the first sentence in the section of the Fund's Prospectus entitled "Shareholder Services _ Dreyfus Step Program."
        Dreyfus Step Program enables you to purchase Retail shares without regard to the Fund's minimum initial investment requirements through Dreyfus-A UTOMATIC Asset Builder, Dreyfus Government Direct Deposit Privilege or
Dreyfus Payroll Savings Plan.
                                                                302/702s101596




                                                              October 15, 1996
                        THE DREYFUS/LAUREL FUNDS, INC.--
                             DREYFUS INTERNATIONAL
                             EQUITY ALLOCATION FUND
                            SUPPLEMENT TO PROSPECTUS
                              DATED AUGUST 5, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY
INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW
TO BUY FUND SHARES."
        The DDA number for payment transmitted by wire to Boston Safe Deposit and Trust Company for purchase of Institutional or Retail shares of the Fund in your name is as follows:
                                  DDA# 044210
The wire must indicate which Class of shares is being purchased and must include the other required information with respect to wire payments set forth under "How to Buy Fund Shares" in the Fund's Prospectus.
                                                                    323s101596




                                                              October 15, 1996
                   THE DREYFUS/LAUREL FUNDS, INC.--
                        DREYFUS INSTITUTIONAL
                       PRIME MONEY MARKET FUND
                        DREYFUS INSTITUTIONAL
                    GOVERNMENT MONEY MARKET FUND
                        DREYFUS INSTITUTIONAL
                   U.S. TREASURY MONEY MARKET FUND
                      SUPPLEMENT TO PROSPECTUS
                        DATED MARCH 1, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUNDS' PROSPECTUS ENTITLED "HOW
TO BUY FUND SHARES."
        The DDA number for payment transmitted by wire to Boston Safe Deposit and Trust Company for purchase of Fund shares in your name is as follows:
                                DDA# 044288
The wire must indicate which Fund is being purchased and must include the other required information with respect to wire payments set forth under "How to Buy Fund Shares" in the Funds' Prospectus.
                                                                  LFISTs101596





                                                              October 15, 1996
                       THE DREYFUS/LAUREL FUNDS, INC.--
                         DREYFUS INSTITUTIONAL S&P 500
                                STOCK INDEX FUND
                           SUPPLEMENT TO PROSPECTUS
                              DATED MARCH 1, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY
INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW
TO BUY FUND SHARES."
        The DDA number for payment transmitted by wire to Boston Safe Deposit and Trust Company for purchase of shares of the Fund in your name is as follows:
                                DDA# 044288
The wire must include the other required information with respect to wire payments set forth under "How to Buy Fund Shares" in the Fund's Prospectus.
                                                                    713s101596





                                                              October 15, 1996
                      THE DREYFUS/LAUREL FUNDS, INC.--
                           PREMIER BALANCED FUND
                          SUPPLEMENT TO PROSPECTUS
                             DATED MARCH 1, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY
INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW
TO BUY FUND SHARES."
        The DDA number for payment transmitted by wire to Boston Safe Deposit and Trust Company for purchase of Class A, Class B, Class C or Class R shares of the Fund in your name is as follows:
                                 DDA# 044350
The wire must indicate which Class of shares is being purchased and must include the other required information with respect to wire payments set forth under "How to Buy Fund Shares" in the Fund's Prospectus.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW
TO BUY FUND SHARES -- CLASS A SHARES."
        Effective immediately, a CDSC of 1% will be assessed at the time of redemption of Class A shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase.
                                                                    342s101596





                                                              October 15, 1996
                        THE DREYFUS/LAUREL FUNDS, INC.--
                        PREMIER LIMITED TERM INCOME FUND
                            SUPPLEMENT TO PROSPECTUS
                              DATED MARCH 1, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY
INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW
TO BUY FUND SHARES."
        The DDA number for payment transmitted by wire to Boston Safe Deposit and Trust Company for purchase of Class A, Class B, Class C or Class R shares of the Fund in your name is as follows:
                                 DDA# 044350
The wire must indicate which Class of shares is being purchased and must include the other required information with respect to wire payments set forth under "How to Buy Fund Shares" in the Fund's Prospectus.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW
TO BUY FUND SHARES -- CLASS A SHARES."
        Effective immediately, a CDSC of 1% will be assessed at the time of redemption of Class A shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase.
                                                                    345s101596




                                                              October 15, 1996
                         THE DREYFUS/LAUREL FUNDS, INC.--
                         PREMIER SMALL COMPANY STOCK FUND
                            SUPPLEMENT TO PROSPECTUS
                               DATED MARCH 1, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW
TO BUY FUND SHARES."
        The DDA number for payment transmitted by wire to Boston Safe Deposit and Trust Company for purchase of Class A, Class B, Class C or Class R shares of the Fund in your name is as follows:
                                  DDA# 044350
The wire must indicate which Class of shares is being purchased and must include the other required information with respect to wire payments set forth under "How to Buy Fund Shares" in the Fund's Prospectus.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW
TO BUY FUND SHARES -- CLASS A SHARES."
        Effective immediately, a CDSC of 1% will be assessed at the time of redemption of Class A shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE THIRD PARAGRAPH IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND -- INVESTMENT MANAGER":
        The Fund is managed by two portfolio managers, James Wadsworth and Anthony Galise. Each individual is employed by Dreyfus as a portfolio manager for the Fund.

                        (CONTINUED ON REVERSE SIDE)
        Mr. Wadsworth has managed the Fund since its commencement of operations and has been Chief Investment Officer for Laurel Capital Advisors since October 1990. Mr. Wadsworth also is a First Vice President for Mellon Bank, where he has been employed since 1977.
        Anthony Galise is a Vice President and Senior Equity Analyst at
Mellon Bank. He also is a member of the Boston and Pittsburgh Societies of Financial Analysts. Mr. Galise joined Mellon Bank in 1993. Prior thereto, he was a Vice President for Alta Energy Corporation. Mr. Galise is a CFA and holds a B.A. in history and an M.B.A in finance from Suffolk University.
                                                                    385s101596